Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Inventory [Abstract]
Inventory

Note 6:  Inventory

Inventory is stated at the lower of cost or market. Cost is determined using the first-in first-out method.  Cost includes materials, labor, and manufacturing overhead related to the purchase and production of inventories. The Company regularly reviews inventory quantities on hand, future purchase commitments with the Company's suppliers, and the estimated utility of the inventory. If the Company review indicates a reduction in utility below carrying value, the inventory is reduced to a new cost basis.

The components of inventories are as follows (in thousands):

	September 30, 2011 (unaudited)	December 31, 2010
Raw materials	$1,350	$748
Work in process	410	681
Finished goods	359	476
Total inventory	$2,119	$1,905

Note 5 - INVENTORY

The components of inventory were as follows (in thousands):

	December 31,
	2010	2009
Raw materials	$748	$806
Work in process	681	709
Finished goods	476	664
Total inventory	$1,905	$2,179